Income Taxes - Summary of Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal
Current provision (benefit), federal	$ (289)	$ (2,157)	$ (338)
Deferred provision (benefit), federal	19,963	(18,166)	16,831
Total provision (benefit), federal	19,674	(20,323)	16,493
State and local
Current provision (benefit), state and local	56	433	276
Deferred provision (benefit), state and local	3,592	(3,355)	4,039
Total provision (benefit), state and local	3,648	(2,922)	4,315
Foreign
Current provision (benefit), foreign	3,685	7,220	8,486
Deferred provision (benefit), foreign	486	822	(8,390)
Total provision (benefit), foreign	4,171	8,042	96
Current provision (benefit)	3,452	5,496	8,424
Deferred provision (benefit)	24,041	(20,699)	12,480
Provision (benefit) for income taxes	$ 27,493	$ (15,203)	$ 20,904